Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	Rezolve AI Limited
Entity Central Index Key	0001920294
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3rd Floor, 80 New Bond Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1SB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false